Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS. PERFORMANCE

The following discusses the relationship of compensation actually paid to named executive officers and the financial performance of the Company. Compensation is compared to performance metrics of the cumulative Total Shareholder Return and Net Income to provide shareholders with a more transparent, readily comparable, and understandable disclosure of executive compensation and to assess executive compensation actually paid relative to financial performance.

Year	Summary Compensation Table Total for PEO(1) $	Compensation Actually Paid to PEO(1) $	Average Summary Compensation Table Total for Non-PEO NEOs(2) $	Average Compensation Actually Paid to Non-PEO NEOs(3) $	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4) %	Net Income(5) $
2023	865,183	1,039,025	432,043	494,668	30.31%	18,209,518
2022	979,155	929,236	510,148	494,464	-22.68%	30,021,579
2021	927,380	862,538	482,391	463,699	-6.23%	24,007,739
(1)	Daniel J. Santaniello was the Company's Principal Executive Officer (PEO) for each of the 2021, 2022 and 2023 fiscal years.
(2)

Salvatore R. DeFrancesco, Jr., Eugene J. Walsh and Michael J. Pacyna were the Company's Non-PEO Named Executive Officers (NEOs) for each of the 2021, 2022 and 2023 fiscal years. Ruth Turkington was included in the Company’s Non-PEO Named Executive Officers (NEOs) for 2023.

(3)	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

PEO Total Compensation Amount	$ 865,183	$ 979,155	$ 927,380
PEO Actually Paid Compensation Amount	$ 1,039,025	929,236	862,538
Adjustment To PEO Compensation, Footnote

	2023		2022		2021
	PEO $	Non-PEO NEO's $	PEO $	Non-PEO NEO's $	PEO $	Non-PEO NEO's $
Less Change in Pension Value & NQ Deferred Compensation Earnings	-	-	-	-	(11,994)	(4,807)
Less Stock Award	(82,840)	(35,126)	(155,505)	(71,310)	(155,980)	(68,477)
Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year End	182,562	77,296	147,501	64,755	128,266	67,535
Change in Fair Value from Prior to Current Year End of Awards Granted Prior to the Year that were Outstanding & Unvested as of Year End	57,750	13,712	(49,349)	(13,275)	(12,114)	(6,659)
Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	4,034	2,221	(2,408)	(1,308)	(17,897)	(9,220)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award(6)	12,336	4,522	9,842	5,454	4,877	2,936
Total Adjustments	173,842	62,625	(49,919)	(15,684)	(64,842)	(18,692)

(4)	Computed based on a hypothetical investment of $100 in common stock on January 1, 2021, with dividends paid reinvested.
(5)	As reported on Company’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of the Company’s Annual Report on Form 10-K.
(6)	Dividends earned on the restricted stock are forfeitable until the vesting date of the underlying restricted stock.

Non-PEO NEO Average Total Compensation Amount	$ 432,043	510,148	482,391
Non-PEO NEO Average Compensation Actually Paid Amount	494,668	494,464	463,699
Total Shareholder Return Amount	30.31	(22.68)	(6.23)
Net Income (Loss)	18,209,518	30,021,579	24,007,739
PEO Less Change In Pension Value & NQ Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(11,994)
NEO Less Change In Pension Value & NQ Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(4,807)
PEO Less Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,840)	(155,505)	(155,980)
NEO Less Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,126)	(71,310)	(68,477)
PEO Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,562	147,501	128,266
NEO Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,296	64,755	67,535
PEO Change In Fair Value From Prior To Current Year End Of Awards Granted Prior To The Year That Were Outstanding & Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,750	(49,349)	(12,114)
NEO Change In Fair Value From Prior To Current Year End Of Awards Granted Prior To The Year That Were Outstanding & Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,712	(13,275)	(6,659)
PEO Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,034	(2,408)	(17,897)
NEO Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,221	(1,308)	(9,220)
PEO Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,336	9,842	4,877
NEO Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,522	5,454	2,936
PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,842	(49,919)	(64,842)
NEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 62,625	$ (15,684)	$ (18,692)